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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

      INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
    SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

           Report for the Calendar Year or Quarter Ended June 30, 2005

--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: [ ]

     Brian C. Broderick
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

     Hemenway & Barnes     60 State Street     Boston,    MA          02109
--------------------------------------------------------------------------------
Business Address           (Street)            (City)     (State)     (Zip)

     (617) 227-7940
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

----------------------------------- ATTENTION ----------------------------------

   Intentional misstatements or omissions of facts constitute Federal Criminal
              Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

--------------------------------------------------------------------------------

        The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 12th day of August, 2005.

                                     Brian C. Broderick
                                     -------------------------------------------
                                     (Name of Institutional Investment Manager)


                                     -------------------------------------------
                                     (Manual Signature of Person Duly Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                        13F File No.:        Name:                                        13F File No.:
1.   John M. Cornish                         28-5362              6.    Michael J. Puzo                        28-06165
----------------------------------------     ----------------     ----------------------------------------     ----------------
2.   Michael B. Elefante                     28-06281             7.    Kurt F. Somerville                     28-10379
----------------------------------------     ----------------     ----------------------------------------     ----------------
3.   Roy A. Hammer                           28-5798              8.
----------------------------------------     ----------------     ----------------------------------------     ----------------
4.   Stephen W. Kidder (35)*                 28-11134             9.
----------------------------------------     ----------------     ----------------------------------------     ----------------
5.   Lawrence T. Perera                      28-06167             10.
----------------------------------------     ----------------     ----------------------------------------     ----------------

----------
* Refers to manager number on attached detail in Item 7.

                                                                          Page 1
AS OF: JUNE 30, 2005          FORM 13F            SEC FILE # BRIAN C. BRODERICK/

                                                                            ITEM 5:       ITEM 6:                     ITEM 8:
                                                ITEM 3:        ITEM 4:     SHARES OR    INVESTMENT               VOTING AUTHORITY
          ITEM 1:                ITEM 2:         CUSIP       FAIR MARKET   PRINCIPAL    DISCRETION    ITEM 7:   (A)     (B)     (C)
      NAME OF ISSUER         TITLE OF CLASS      NUMBER         VALUE       AMOUNT     (A) (B) (C)   MANAGERS  SOLE   SHARES   NONE
ABBOTT LABS                  COMMON STOCK       002824100         573319       11698            xx                      2448
                                                                                                xx       35             9250

ALBERTO CULVER CO.           COMMON STOCK       013068101         267563        6175            xx                      2925
                                                                                                xx       35             3250

AMAZON NOTE CONV SUB DEB     CONV. CORPORATE    023135AF3        1220813     1275000            xx                    775000
                             BONDS                                                              xx       35           500000

AMGEN INC.                   COMMON STOCK       031162100        1024797       16950            xx                     10450
                                                                                                xx       35             6500

ANALOG DEVICES, INC.         COMMON STOCK       032654105         665237       17830            xx                     10455
                                                                                                xx       35             7375

ANHEUSER BUSCH CO INC.       COMMON STOCK       035229103         320250        7000            xx                      7000

APTARGROUP INC               COMMON STOCK       038336103         537210       10575            xx                      6475
                                                                                                xx       35             4100

AUTOMATIC DATA PROCESSING    COMMON STOCK       053015103         374582        8925            xx                      5075
                                                                                                xx       35             3850

AVERY DENNISON CORP.         COMMON STOCK       053611109         299224        5650            xx                      3350
                                                                                                xx       35             2300

BP PLC ADR                   COMMON STOCK       055622104        1524068       24432            xx                     14943
                                                                                                xx       35             9489

BEA SYSTEMS INC.             CORPORATE BONDS    073325AD4        1010688     1030000            xx                    560000
                                                                                                xx       35           470000

BIOMET INC                   COMMON STOCK       090613100         466639       13475            xx                      8775
                                                                                                xx       35             4700

CANADIAN NATIONAL RAILWAY    COMMON STOCK       136375102         936928       16252            xx                      9155
CO.                                                                                             xx       35             7097

CHEVRON CORP.                COMMON STOCK       166764100         789143       14112            xx                      7212
                                                                                                xx       35             6900

                                                                          Page 2
AS OF: JUNE 30, 2005          FORM 13F            SEC FILE # BRIAN C. BRODERICK/

                                                                            ITEM 5:       ITEM 6:                     ITEM 8:
                                                ITEM 3:        ITEM 4:     SHARES OR    INVESTMENT               VOTING AUTHORITY
          ITEM 1:                ITEM 2:         CUSIP       FAIR MARKET   PRINCIPAL    DISCRETION    ITEM 7:   (A)     (B)     (C)
      NAME OF ISSUER         TITLE OF CLASS      NUMBER         VALUE       AMOUNT     (A) (B) (C)   MANAGERS  SOLE   SHARES   NONE
CISCO SYS INC.               COMMON STOCK       17275R102         344776       18070            xx                     12620
                                                                                                xx       35             5450

CITIZENS COMMUNICATIONS CO   COMMON STOCK       17453B101         168833       12562            xx                     12562

COCA COLA CO.                COMMON STOCK       191216100         317300        7600            xx                      6500
                                                                                                xx       35             1100

E I DU PONT DE NEMOURS &     COMMON STOCK       263534109         377069        8767            xx                      7567
CO.                                                                                             xx       35             1200

E M C CORP.                  COMMON STOCK       268648102         383455       27969            xx                     14800
                                                                                                xx       35            13169

EMERSON ELECTRIC CO.         COMMON STOCK       291011104         730892       11670            xx                      6620
                                                                                                xx       35             5050

ENCANA CORP.                 COMMON STOCK       292505104        1279549       32320            xx                     22600
                                                                                                xx       35             9720

EXXON MOBIL CORP.            COMMON STOCK       30231G102        3110334       54121            xx                     42865
                                                                                                xx       35            11256

GANNETT CO.                  COMMON STOCK       364730101         220503        3100            xx                      3100

GENERAL ELECTRIC CO.         COMMON STOCK       369604103        1625432       46910            xx                     37010
                                                                                                xx       35             9900

INTEL CORPORATION            COMMON STOCK       458140100        1399408       53782            xx                     34132
                                                                                                xx       35            19650

IVAX CORP                    CORPORATE BONDS    465823AG7        1167075     1170000            xx                    660000
                                                                                                xx       35           510000

JEFFERSON-PILOT CORP.        COMMON STOCK       475070108        1254702       24885            xx                     15248
                                                                                                xx       35             9637

JOHNSON & JOHNSON            COMMON STOCK       478160104        2002000       30800            xx                     24450
                                                                                                xx       35             6350

KIMBERLY CLARK CORP          COMMON STOCK       494368103         264756        4230            xx                      4030
                                                                                                xx       35              200

                                                                          Page 3
AS OF: JUNE 30, 2005          FORM 13F            SEC FILE # BRIAN C. BRODERICK/

                                                                            ITEM 5:       ITEM 6:                     ITEM 8:
                                                ITEM 3:        ITEM 4:     SHARES OR    INVESTMENT               VOTING AUTHORITY
          ITEM 1:                ITEM 2:         CUSIP       FAIR MARKET   PRINCIPAL    DISCRETION    ITEM 7:   (A)     (B)     (C)
      NAME OF ISSUER         TITLE OF CLASS      NUMBER         VALUE       AMOUNT     (A) (B) (C)   MANAGERS  SOLE   SHARES   NONE
KOPIN                        COMMON STOCK       500600101         104040       20400            xx                     11600
                                                                                                xx       35             8800

KOSAN BIOSCIENCES INC        RESTRICTED         50064W107         316800       60000            xx       35            60000

ELI LILLY & CO.              COMMON STOCK       532457108         222840        4000            xx                      4000

MCDONALD'S CORP.             COMMON STOCK       580135101         249750        9000            xx                      9000

MERCK & CO INC.              COMMON STOCK       589331107         690382       22415            xx                     12155
                                                                                                xx       35            10260

MICROSOFT CORP.              COMMON STOCK       594918104         439668       17700            xx                     11500
                                                                                                xx       35             6200

NOKIA CORP ADR A             COMMON STOCK       654902204         232960       14000            xx                      6200
                                                                                                xx       35             7800

ORACLE CORP.                 COMMON STOCK       68389X105         172260       13050            xx                      7650
                                                                                                xx       35             5400

PEPSICO INC.                 COMMON STOCK       713448108         361331        6700            xx                      3650
                                                                                                xx       35             3050

PFIZER INC.                  COMMON STOCK       717081103         611228       22162            xx                     21162
                                                                                                xx       35             1000

PROCTER & GAMBLE CO.         COMMON STOCK       742718109        1803523       34190            xx                     25100
                                                                                                xx       35             9090

SIGMA ALDRICH CORP           COMMON STOCK       826552101         325032        5800            xx                      5800

J M SMUCKER CO NEW           COMMON STOCK       832696405         727570       15500            xx                      9600
                                                                                                xx       35             5900

STATE STREET CORP.           COMMON STOCK       857477103         448291        9291            xx                      3545
                                                                                                xx       35             5746

3 M COMPANY                  COMMON STOCK       88579Y101        1749226       24194            xx                     18704
                                                                                                xx       35             5490

V F CORP                     COMMON STOCK       918204108         329587        5760            xx                      5760

                                                                          Page 4
AS OF: JUNE 30, 2005          FORM 13F            SEC FILE # BRIAN C. BRODERICK/

                                                                            ITEM 5:       ITEM 6:                     ITEM 8:
                                                ITEM 3:        ITEM 4:     SHARES OR    INVESTMENT               VOTING AUTHORITY
          ITEM 1:                ITEM 2:         CUSIP       FAIR MARKET   PRINCIPAL    DISCRETION    ITEM 7:   (A)     (B)     (C)
      NAME OF ISSUER         TITLE OF CLASS      NUMBER         VALUE       AMOUNT     (A) (B) (C)   MANAGERS  SOLE   SHARES   NONE
WACHOVIA CORP 2ND NEW        COMMON STOCK       929903102         396800        8000            xx                      8000

WYETH                        COMMON STOCK       983024100         327075        7350            xx                      3050
                                                                                                xx       35             4300

TOTAL:                                                        34,164,908